Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 1,408,891	[1]	¥ 1,377,988		¥ 1,372,735	[1]
Ending balance	1,444,305		1,408,891	[1]	1,377,988
Adjusted for the acquisition of Dalian West Pacific					(5,933)
Beginning balance, as adjusted					1,366,802
Safety fund reserve	(1,318)		608		327
Currency translation differences	8,357		(2,667)		(431)
Transaction with non-controlling interests	6,767		2,300		2,584
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	417		220		(326)
Capital reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	133,308		133,308
Ending balance	133,308		133,308		133,308
Statutory common reserve fund [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	194,245		188,769
Ending balance	197,282		194,245		188,769
Transfer from retained earnings	3,037		5,476
Special reserve-safety fund reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	13,831		13,366
Ending balance	12,443		13,831		13,366
Safety fund reserve	(1,388)		465
Currency translation differences [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(33,067)		(28,045)
Ending balance	(28,939)		(33,067)		(28,045)
Currency translation differences	4,128		(5,022)
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(8,718)		(9,336)
Ending balance	(10,083)		(8,718)		(9,336)
Adjusted for the acquisition of Dalian West Pacific			516
Beginning balance, as adjusted	(8,718)		(8,820)
Transaction with non-controlling interests	(2,007)		13
Fair value gain/(loss) from equity investments measured at fair value through other comprehensive income	96		(162)
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	417		220
Other	129		31
Reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	299,599	[1]	298,578		294,806	[1]
Ending balance	304,011		299,599	[1]	298,578
Adjusted for the acquisition of Dalian West Pacific					516
Beginning balance, as adjusted					295,322
Transfer from retained earnings	3,037		5,476		1,929
Safety fund reserve	(1,388)		¥ 465		¥ 178
Transaction with non-controlling interests	¥ 120

[1]	The comparative amounts in the financial statements are presented as if the Dalian West Pacific had been consolidated from the beginning of the earliest financial year presented (see Note 40). Furthermore, the Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach chosen, the comparative information is not restated in this respect (see Note 3(aa)).